Cover	6 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41563
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT LTD.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	181 Bay Street
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	Brookfield Place
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2T3
Entity Address, Country	CA
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001937926
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	181 Bay Street
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	Brookfield Place
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2T3
Entity Address, Country	CA
Contact Personnel Name	Justin B. Beber
City Area Code	416
Local Phone Number	363-9491
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BAM
Security Exchange Name	NYSE
Class A Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	412,201,980
Class B Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,280